Average Annual Total Returns - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2024
Fidelity Advisor Growth & Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.20%
Past 5 years	13.08%
Past 10 years	9.23%
Fidelity Advisor Growth & Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.24%
Past 5 years	11.97%
Past 10 years	7.63%
Fidelity Advisor Growth & Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.85%
Past 5 years	10.24%
Past 10 years	7.00%
Fidelity Advisor Growth & Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.08%
Past 5 years	13.56%
Past 10 years	9.22%
Fidelity Advisor Growth & Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.55%
Past 5 years	13.34%
Past 10 years	9.22%
Fidelity Advisor Growth & Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.27%
Past 5 years	14.72%
Past 10 years	10.17%
Fidelity Advisor Growth & Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	18.43%
Past 5 years	14.88%
Since Inception	11.37%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]	AFrom February 1, 2017.